Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Details of derivative instruments
The following is a summary, by maturity dates, of the Company’s fuel derivative contracts outstanding as at December 31, 2022:

	2023	2024	Total

Forward – fuel oil:
Litres (thousands)	22,604	656	23,260
Average strike price	$0.37	$0.43	$0.37

Forward – gas oil:
Litres (thousands)	17,066	—	17,066
Average strike price	$0.43	$—	$0.43